THE BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of business combination

Cash—Trust Account (net of redemptions of $101 million)	$15,184,107
Cash—Convertible Notes financing	48,669,322
Cash—PIPE Financing	75,000,000

Less: Underwriting fees and other issuance costs paid at Closing	(23,353,127)
Cash proceeds from the Business Combination	$115,500,302

Less: Non-cash net liabilities assumed from New Beginnings	(38,216)
Add: Non-cash net assets assumed from New Beginnings	3,684,000
Less: Non-cash fair value of Common Stock Warrants	(13,176,450)
Less: Non-cash fair value of Post-Combination Warrants	(1,980,000)
Less: Non-cash fair value of Convertible Notes issued	(48,273,641)
Less: Other issuance costs included in accounts payable and accrued liabilities	(3,618,792)

Additional paid-in-capital from Business Combination, net of issuance costs paid	$52,097,203

Schedule of number of shares Common Stock outstanding

New Beginnings shares of Common Stock outstanding prior to the Business Combination	14,795,000
Less: redemption of New Beginnings shares of Common Stock	(9,997,049)
Shares of Common Stock issued pursuant to the PIPE	7,500,000
Outstanding New Beginnings shares of Common Stock prior to the Business Combination, plus shares of Common Stock issued in PIPE Financing	12,297,951

Conversion of Legacy Airspan preferred stock	56,857,492
Conversion of Legacy Airspan common stock	1,182,912
Conversion of Legacy Airspan common restricted stock	339,134
Conversion of Legacy Airspan Class B common stock	1,340,611
Conversion of Legacy Airspan Class B restricted common stock	6,337
Total shares of Company Common Stock outstanding immediately following the Business Combination	72,024,437